Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets and Goodwill
Schedule of Finite-Lived Intangible Assets

Our amortizable intangible assets consisted of the following (in thousands):

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
June 30, 2021
Trade names	10	$9,430	$(403)	$9,027
Distribution agreements	15	3,720	(2,563)	1,157
Photo and magazine archives	10	2,000	(2,000)	—
Customer list	10	1,180	(177)	1,003
Total		$16,330	$(5,143)	$11,187

	Weighted-	Gross		Net
	Average Life	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount
December 31, 2020
Distribution agreements	15	$3,720	$(2,438)	$1,282
Photo and magazine archives	10	2,000	(1,967)	33
Licensing agreements	9	5,913	(5,913)	—
Customer list	10	1,180	(118)	1,062
Total		$12,813	$(10,436)	$2,377

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of June 30, 2021, expected amortization expense relating to definite-lived intangible assets for the next five years and thereafter is as follows (in thousands):

Remainder of 2021	$655
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,296
Total	$11,187

Schedule of Goodwill

Changes in the carrying value of goodwill for the six months ended June 30, 2021 were as follows (in thousands):

Balance at December 31, 2020	$504
Acquisition of TLA	16,310
Balance at June 30, 2021	$16,814